SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Impairment of long-lived assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Estimated useful life	10 years
Accumulated amortization	¥ 9,643	¥ 8,632
Amortization expense	1,011	1,738	¥ 1,708
Impairment, Long-Lived Asset, Held-for-Use
Impairment recognized	¥ 0	¥ 0	¥ 0